Valuation adjustments - Changes - FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	$ 2,319
Valuation adjustments, FVTOCI	3,565	$ 4,108	$ (1,226)
Amounts reclassified to the consolidated income statement, FVTOCI	(843)	(189)	69
Allowance for impairment losses	(21,799)	(19,220)	(18,810)
Income tax, FVTOCI	(1,056)	(980)	371
Cumulative valuation adjustments ending balance, FVTOCI	4,073	2,319
Debt instruments.
Financial instruments
Valuation adjustments, FVTOCI	3,560	4,108
Income tax, FVTOCI	(1,056)	(980)	371
Equity instruments.
Financial instruments
Valuation adjustments, FVTOCI	126	107	(13)
Financial assets at amortized cost category
Financial instruments
Allowance for impairment losses	(21,731)	(19,220)	(18,806)
Financial assets at amortized cost category | Debt instruments.
Financial instruments
Allowance for impairment losses	0	0
Financial assets at fair value through other comprehensive income category
Financial instruments
Allowance for impairment losses	(68)		(4)
Financial assets at fair value through other comprehensive income category | Debt and equity instruments
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	2,319	(695)
Valuation adjustments, FVTOCI	3,686	4,215
Amounts reclassified to the consolidated income statement, FVTOCI	(843)	(189)
Income tax, FVTOCI	(1,089)	(1,012)
Cumulative valuation adjustments ending balance, FVTOCI	4,073	2,319	(695)
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	2,264	(675)
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9				$ (73,131)
Valuation adjustments, FVTOCI	3,560	4,108	(1,226)
Amounts reclassified to the consolidated income statement, FVTOCI	(843)	(189)	69
Income tax, FVTOCI	(1,056)	(980)
Cumulative valuation adjustments ending balance, FVTOCI	3,925	2,264	(675)
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	55	(20)
Valuation adjustments, FVTOCI	126	107
Income tax, FVTOCI	(33)	(32)
Cumulative valuation adjustments ending balance, FVTOCI	$ 148	$ 55	$ (20)